Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	$ 636	$ 593
Securities available for sale	46,123	33,965
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,489	822
Investments segregated and on deposit for regulatory purposes	4,743	3,791
Other securities owned	636	593
Securities available for sale	46,123	33,965
Total	52,991	39,171
Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	2,976	2,374
Securities available for sale	6,161	3,622
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes		767
Securities available for sale	6,256	3,571
Fair Value, Measurements, Recurring | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	1,767	650
Fair Value, Measurements, Recurring | Schwab Funds money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	329	332
Fair Value, Measurements, Recurring | Equity and bond mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	217	183
Fair Value, Measurements, Recurring | State and municipal debt obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	48	46
Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	42	32
Fair Value, Measurements, Recurring | U.S. agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	20,476	20,921
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,164	2,635
Fair Value, Measurements, Recurring | U.S. agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,464	1,800
Fair Value, Measurements, Recurring | Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	733	907
Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	574	225
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	295	284
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Other securities owned	548	527
Total	961	535
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	413	8
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Schwab Funds money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	329	332
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Equity and bond mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	217	183
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	2	12
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Investments segregated and on deposit for regulatory purposes	4,743	3,791
Other securities owned	88	66
Securities available for sale	46,123	33,965
Total	52,030	38,636
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,076	814
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Certificates of deposit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	2,976	2,374
Securities available for sale	6,161	3,622
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes		767
Securities available for sale	6,256	3,571
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments segregated and on deposit for regulatory purposes	1,767	650
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | State and municipal debt obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	48	46
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Equity, U.S. Government and corporate debt, and other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other securities owned	40	20
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. agency mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	20,476	20,921
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,164	2,635
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | U.S. agency notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	3,464	1,800
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Non-agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	733	907
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	574	225
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 295	$ 284